Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued professional fees	$ 240	$ 185
Accrued compensation	400	200
Accrued royalties	50	47
Accrued advertising expenses	78	2
Accrued director compensation and liability insurance	63	63
Other	279	248
Accrued expenses	$ 1,110	$ 745